Minimum cash and minimum capital - minimum cash (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 161,300,804,000	$ 276,333,118,000
BCRA – special guarantee accounts – restricted	13,866,345,000	14,215,377,000
SUBTOTAL BALANCES AT THE BCRA	175,167,149,000	290,548,495,000
Others	18,535,678,000	0
Liquidity Bills – BCRA	483,450,175,000	209,779,172,000
TOTAL	721,680,099,000	544,283,675,000
Bonds Due May 2022
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos	0	43,956,008,000
Bonds in pesos due 05-23-2027
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos	32,432,677,000	0
Bonds in pesos at BADLAR privated rate due 11-23-2027
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos	$ 12,094,420,000	$ 0